Earnings Per Share (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The computation of income (loss) per share attributable to WM Technology, Inc. and weighted-average shares of the Company’s Class A Common Stock outstanding are as follows for the three and nine months ending September 30, 2024 and 2023 (in thousands, except for share and per share amounts):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Numerator:
Net income (loss)	$5,318	$(2,512)	$8,471	$(4,498)
Less: net income (loss) attributable to noncontrolling interests	1,986	(974)	3,183	(1,711)
Net income (loss) attributable to WM Technology, Inc. Class A Common Stock – basic and diluted	$3,332	$(1,538)	$5,288	$(2,787)
Denominator:
Weighted average of shares of Class A Common Stock outstanding – basic	97,166,788	93,651,871	95,743,064	92,947,191
Weighted average effect of dilutive securities:
Acquisition holdback shares	—	—	—	—
Restricted stock units[1]	644,463	—	1,016,101	—
Performance-based restricted stock units	—	—	2,566	—
Weighted average of shares of Class A Common Stock outstanding – diluted	97,811,251	93,651,871	96,761,731	92,947,191
Net income (loss) per share of Class A Common Stock – basic	$0.03	$(0.02)	$0.06	$(0.03)
Net income (loss) per share of Class A Common Stock – diluted	$0.03	$(0.02)	$0.05	$(0.03)

1	Calculated using the treasury stock method.

The computation of (loss) income per share attributable to WM Technology, Inc. and weighted-average shares of the Company’s Class A Common Stock outstanding are as follows for the years ended December 31, 2023, 2022 and 2021 (amounts in thousands, except for share and per share amounts):

	Years Ended December 31,
	2023	2022	2021
Numerator:
Net income (loss)	$(15,727)	$(82,651)	$152,218
Less: net income attributable to WMH prior to the Business Combination	—	—	15,078
Less: net income (loss) attributable to noncontrolling interests after the Business Combination	(5,829)	33,338	76,757
Net income (loss) attributable to WM Technology, Inc. - basic	(9,898)	(115,989)	60,383
Effect of dilutive securities:
Change in fair value of Public and Private Placement Warrants, net of amounts attributable to noncontrolling interests	—	—	72,483
Net income (loss) attributable to WM Technology, Inc. - diluted	$(9,898)	$(115,989)	$(12,100)
Denominator:
Weighted average common shares outstanding - basic	93,244,911	85,027,120	65,013,517
Weighted average effect of dilutive securities:
Public warrants¹	—	—	1,153,782
Private warrants¹	—	—	646,118
Weighted average common shares outstanding - diluted	93,244,911	85,027,120	66,813,417
Net income (loss) per share of Class A Common Stock:
Net income (loss) per Class A common share - basic	$(0.11)	$(1.36)	$0.93
Net income (loss) per Class A common share - diluted	$(0.11)	$(1.36)	$(0.18)

¹	Calculated using the treasury stock method.

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The Company excluded the following securities from its computation of diluted shares outstanding for the periods presented, as their effect would have been anti-dilutive:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Class V Units	55,486,361	55,486,361	55,486,361	55,486,361
Class P Units	14,678,732	14,966,127	14,678,732	14,966,127
RSUs	2,813,084	7,173,708	2,964,600	7,173,708
PRSUs	—	234,375	—	234,375
Public Warrants	12,499,973	12,499,973	12,499,973	12,499,973
Private Placement Warrants	7,000,000	7,000,000	7,000,000	7,000,000

The Company excluded the following securities from its computation of diluted shares outstanding, as their effect would have been anti-dilutive:

	Years Ended December 31,
	2023	2022	2021
Class V Shares	55,486,361	55,486,361	65,502,347
Class P Units	14,804,507	15,125,429	25,660,529
RSUs outstanding	7,683,598	6,269,868	6,398,707
PRSUs outstanding	234,375	859,375	2,437,500
Public Warrants	12,499,973	12,499,973	—
Private Placement Warrants	7,000,000	7,000,000	—
Acquisition holdback shares	—	677,847	—